Note Payable Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Note Payable Related Party
Note Payable - Related Party

7. Note Payable – Related Party

On January 1, 2024, the Company amended and consolidated all the existing promissory notes payable to the trust controlled by the Company’s Chairperson, President and majority stockholder into one single note in the principal sum of $2,212,000 (the “New Promissory Note"). The principal amount of $2,212,000 and any unpaid accrued interest shall be due and payable January 4, 2026 (the “Maturity Date”).  Interest shall accrue on the outstanding principal amount beginning on January 1, 2024, at the rate of five percent (5%) per annum, simple interest, and shall continue on the outstanding principal until paid in full. Interest due under this New Promissory Note shall be paid by the Company with the principal amount and will be paid in one balloon payment on the Maturity Date as set forth herein.

As of March 31, 2024 and December 31, 2023, the balance of the consolidated note and the original notes was $2,212,000; and the interest payable related to the notes was $447,300 and $419,600, respectively. For the three months ended March 31, 2024, and 2023 the Company incurred interest expense from the promissory notes of $27,700 and $22,700, respectively.

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

 On May 6, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $406,200 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on December 1, 2022. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On July 21, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $110,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On December 12, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $8,170 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $73,400 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $161,295 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On March 03, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $11,769 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On April 26, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $69,153 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by April 26, 2025. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On September 7, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $51,966 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by December 1, 2025. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

On December 4, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $35,564 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by December 4, 2026. Effective January 1, 2024, this note has been consolidated into the New Promissory Note discussed above.

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023. The note has been renewed with a new due date of January 1, 2024. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. As of December 31, 2023 and 2022 the balance of the promissory note was $1,285,000, and interest payable related to the promissory note was $364,000 and $300,000, respectively. For the years ended December 31, 2023, and 2022 the Company incurred interest expense from the promissory note of $64,000 and $64,000, respectively.

 On May 6, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $406,200 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on December 1, 2022. The note has been renewed with a new due date of January 6, 2026. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023 and 2022, the balance of the promissory note was $406,200, and interest payable related to the promissory note was $33,900 and $13,500, respectively. For the years ended December 31, 2023 and 2022, the Company incurred interest expense from the promissory note of $20,300 and $13,500, respectively.

On July 21, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $110,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023 and 2022, the balance of the promissory note was $110,000, and interest payable related to the promissory note was $7,800 and $3,200, respectively. For the years ended December 31, 2023 and 2022, the Company incurred interest expense from the promissory note of $4,600 and $3,200, respectively.

On December 12, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $8,170 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023 and 2022, the balance of the promissory note was $8,170, and the interest payable related to the promissory note was $400 and zero, respectively. For the years ended December 31, 2023 the Company incurred interest expense from the promissory note of $400.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $73,400 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $73,400, and the interest payable related to the promissory note was $3,100. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $3,100. There was no such note in 2022.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $161,295 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $161,295, and the interest payable related to the promissory note was $6,700. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $6,700. There was no such note in 2022.

On March 03, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $11,769 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $11,769, and the interest payable related to the promissory note was $500. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $500. There was no such note in 2022.

On April 26, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $69,153 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by April 26, 2025. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $69,153, and the interest payable related to the promissory note was $2,300. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $2,300. There was no such note in 2022.

On September 7, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $51,966 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by December 1, 2025. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $51,966, and the interest payable related to the promissory note was $900. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $900. There was no such note in 2022.

On December 4, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $35,564 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by December 4, 2026. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2023, the balance of the promissory note was $35,564, and the interest payable related to the promissory note was $100. For the year ended December 31, 2023 the Company incurred interest expense from the promissory note of $100. There was no such note in 2022.

On January 1, 2024, the Company amended and consolidated all the existing promissory notes payable to the trust controlled by the Company’s Chairperson, President and majority stockholder into one single note in the principal sum of $2,212,000. Please see note 12 for further details.